Receivable for Cryptocurrencies Collateral and Borrowings Denominated in Cryptocurrencies (Details)	6 Months Ended
	Jun. 30, 2026 CNY (¥) USDT	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025	Dec. 31, 2025 USDT	Dec. 31, 2025 BNB
Receivable for Cryptocurrencies Collateral and Borrowings Denominated in Cryptocurrencies [Line Items]
Repaid borrowings denominated in crypto currencies (in BTC)	1,700,000
Percentage of borrow fee			6.00%
Realized gain from change in fair value (in Yuan Renminbi) | ¥		¥ 18,529,435
Receivable for crypto currencies collaterals				3,338	14,087
Borrowings Denominated In Crypto Currency Coins	2,600,000			1,700,000
Minimum [Member]
Receivable for Cryptocurrencies Collateral and Borrowings Denominated in Cryptocurrencies [Line Items]
Floating interest rate	2.96%
Maximum [Member]
Receivable for Cryptocurrencies Collateral and Borrowings Denominated in Cryptocurrencies [Line Items]
Floating interest rate	2.99%
USDT [Member]
Receivable for Cryptocurrencies Collateral and Borrowings Denominated in Cryptocurrencies [Line Items]
Repaid borrowings denominated in crypto currencies (in BTC)	2,600,000